Weighted Average Useful Life for Each Component of Contract Acquisition Costs (Detail) (Contract Acquisition Costs)	12 Months Ended
Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8.6
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	9.6
Conversion Costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	7.4